Inventories, Net	12 Months Ended
Dec. 31, 2017
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Inventories, Net
11)	INVENTORIES, NET

As of December 31, 2017 and 2016, the consolidated balance of inventories was summarized as follows:

		2017	2016
Finished goods	Ps	5,933	5,865
Work-in-process		3,814	3,378
Raw materials		3,237	3,128
Materials and spare parts		4,996	4,551
Inventory in transit		872	1,176

	Ps	18,852	18,098

For the years ended December 31, 2017, 2016 and 2015, CEMEX recognized within “Cost of sales” in the income statement, inventory impairment losses of Ps23, Ps52 and Ps49, respectively.